Submission	Jul. 02, 2025
Submission [Line Items]
Central Index Key	0000947263
Registrant Name	TORONTO DOMINION BANK
Registration File Number	333-283969
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES